Gross Unrealized Losses and Fair Value of Investments with Unrealized Losses Not Deemed to be Other-Than-Temporarily Impaired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	$ 279,062	$ 119,899
Less than 12 months Unrealized Losses	31,445	1,019
12 months or more Fair Value	39,147	3,066
12 months or more Unrealized Losses	5,572	288
Total Fair Value	318,209	122,965
Total Unrealized Losses	37,017	1,307
Obligations of U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	255,350	98,074
Less than 12 months Unrealized Losses	29,954	629
12 months or more Fair Value	26,367
12 months or more Unrealized Losses	3,633
Total Fair Value	281,717	98,074
Total Unrealized Losses	33,587	629
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	3,581	7,359
Less than 12 months Unrealized Losses	30	19
Total Fair Value	3,581	7,359
Total Unrealized Losses	30	19
State, county and municipal obligations
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	20,131	14,466
Less than 12 months Unrealized Losses	1,461	371
12 months or more Fair Value	10,014	260
12 months or more Unrealized Losses	1,680	1
Total Fair Value	30,145	14,726
Total Unrealized Losses	3,141	372
Other investments
Schedule of Available-for-sale Securities [Line Items]
12 months or more Fair Value	2,766	2,806
12 months or more Unrealized Losses	259	287
Total Fair Value	2,766	2,806
Total Unrealized Losses	$ 259	$ 287